Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
15. Leases
The Company leases facilities under
non-cancellable
operating leases expiring on different dates. The terms of substantially all of these leases are four years or less. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases. With the adoption of the new leasing standard, the Group has recorded a right-of-use
asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at additional borrowing rate.
(a) The following table sets forth the breakdown of leasing expenses:

	For the years ended December 31,
	2022	2023
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	36,094	39,311
Interest of lease liabilities	5,087	7,246
Expenses for short-term leases within 12 months	5,461	5,394

Total lease cost	46,642	51,951

(b) The following table sets forth the supplemental cash flow information related to leases:

	For the years ended December 31,
	2022	2023
	RMB	RMB
Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	40,837	43,539

(c) The following table sets forth the weighted-average remaining lease term and discount rate:

	As of December 31,
	2022	2023
Weighted-average remaining lease term
Operating leases	5.31 years	2.71 years
Weighted-average discount rate
Operating leases	4.84%	4.66%

(d) The following table sets forth the movement of right of use assets for the years ended December 31, 2022 and 2023:

	For the years ended December 31,
	2022	2023
	RMB	RMB
Beginning balance	49,138	192,428
Recognition of additional leasing contract	179,384	28,349
De-recognition of leasing contract	—	(143,356)
Amortization of right of use assets	(36,094)	(39,311)

Ending balance	192,428	38,110

(e) The following table sets forth the movement of leasing liabilities for the years ended December 31, 2022 and 2023:

	For the years ended December 31,
	2022	2023
	RMB	RMB
Beginning balance	33,356	176,990
Recognition of additional leasing contract	179,384	28,349
De-recognition of leasing contract	—	(133,168)
Interest of lease liabilities	5,087	7,246
Leasing payment	(40,837)	(43,539)

Ending balance	176,990	35,878

(f) The following table sets forth the maturities of lease liabilities:

As of
December 31, 2023
RMB
2024	20,232
2025	10,011
2026	6,485
2027	796
2028	202

Total undiscounted lease payments	37,726
Less: Imputed interest	(1,848)

Total lease liabilities	35,878